Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document type	6-K
Entity registrant name	LLOYDS BANKING GROUP plc
Document period end date	Jun. 30, 2025
Entity central index key	0001160106
Amendment flag	false
Current fiscal year end date	--12-31
Document fiscal year focus	2025
Document fiscal period focus	Q2